Disclosure of detailed information about property, plant and equipment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Property, plant and equipment at beginning of period	$ 15,320
Property, plant and equipment at end of period	11,165	$ 15,320
Cost [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	56,000	56,000
Additions	0	0
Disposals	0	0
Property, plant and equipment at end of period	56,000	56,000
Depreciation [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	40,680	34,900
Depreciation	4,155	5,780
Property, plant and equipment at end of period	44,835	40,680
Furniture and Equipment [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	4,400
Property, plant and equipment at end of period	3,520	4,400
Furniture and Equipment [Member] | Cost [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	14,249	14,249
Additions	0	0
Disposals	0	0
Property, plant and equipment at end of period	14,249	14,249
Furniture and Equipment [Member] | Depreciation [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	9,849	8,749
Depreciation	880	1,100
Property, plant and equipment at end of period	10,729	9,849
Computer Equipment [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	10,920
Property, plant and equipment at end of period	7,645	10,920
Computer Equipment [Member] | Cost [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	41,751	41,751
Additions	0	0
Disposals	0	0
Property, plant and equipment at end of period	41,751	41,751
Computer Equipment [Member] | Depreciation [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	30,831	26,151
Depreciation	3,275	4,680
Property, plant and equipment at end of period	$ 34,106	$ 30,831